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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                                     March 3, 2004
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      New England Life Retirement Investment Account
                  File No. 811-3285

Commissioners:

      Annual Reports dated December 31, 2003 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of CDC Nvest Cash Management Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000317947, File No. 811-02819.

The annual reports for certain portfolios of CDC Nvest Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0000770540, File No. 811-04323.

                                                     Sincerely,

                                                     /s/ Ellen Mitchell
                                                     ---------------------------
                                                     Ellen Mitchell